-------------------
                                                             INSTITUTIONAL CLASS
                                                             -------------------

BALANCED INCOME FUND

SEMI-ANNUAL REPORT

APRIL 30, 1998

                                                   TO GET THERE, START HERE.(SM)

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)



                              NOTICE TO INVESTORS

- Shares of Firstar Funds:

 - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

 - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks, including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


TABLE OF CONTENTS
                                                                       Page(s)
SHAREOWNER LETTER........................................................1-2
FIRSTAR BALANCED INCOME FUND.............................................3-4
STATEMENT OF ASSETS AND LIABILITIES.......................................5
STATEMENT OF OPERATIONS...................................................5
STATEMENT OF CHANGES IN NET ASSETS........................................6
FINANCIAL HIGHLIGHTS......................................................7
SCHEDULE OF INVESTMENTS..................................................8-10
NOTES TO THE FINANCIAL STATEMENTS.......................................11-12


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

DEAR SHAREOWNER:

INVESTMENT REVIEW

During the first half of our fiscal year, financial markets were strong, rewarding investors that stayed the course. Robust U.S. employment gains, rising incomes and declining levels of inflation drove consumer confidence to record highs. Gains in consumer spending (responsible for two-thirds of U.S. economic activity) on everything from housing to apparel to financial services kept U.S. economic growth at impressive levels.

Despite solid economic underpinnings, the Asian financial crisis and the fear that inflation is "just around the corner" will sustain above-average volatility in the financial markets. However, even with all the ups and downs, we continue to believe the long-term return potential of stocks and high quality bonds calls for a consistent approach to asset allocation. Remember, it's time, not timing, and a disciplined approach to asset allocation that wins the investment marathon.

The Taxpayer Relief Act of 1997 created additional opportunities for IRA investors to more aggressively prepare for their retirement. Many of you may have already taken advantage of the new tax legislation by starting a Roth IRA. Now, more than ever, it's important to consult your tax adviser to understand how you can best benefit from favorable new tax laws.

The renaming of our fund family - from Portico to Firstar Funds - on February 1, 1998 aligned us more closely with our parent company and eliminated any confusion over the relationship between the two organizations. Many enhancements have been made to Firstar Funds literature as well as to the Firstar Funds web site at www.firstarfunds.com. Newly introduced, Firstar Funds Direct allows you to access information regarding your account(s) on-line. Look for transactional capabilities to become available on-line this summer. These are just a few of the ways we are adding value to our servicing efforts. Our goal is to make it easy and convenient for you to access your account(s) - 24 hours a day, seven days a week.

MARKET OUTLOOK

Looking ahead, our market forecast is predicated on the following trends:

-The Asian "flu" has devolved to "pneumonia."

-The absence of a Japanese economic "tugboat" to pull the Pacific Rim out of its decline (a la the U.S. in the 1995 Mexican crisis) will deepen and lengthen the region's financial woes.

-Reduced demand for U.S. exports due to the dollar's strength and a surge in Asian imports will balloon the U.S. trade deficit to $200-$250 billion in 1998, creating a drag on the U.S. economy equivalent to 2%-3% of GDP.

-Rising U.S. wages along with today's competitive, no-pricing-power environment are squeezing corporate profits and increasing the "urge to merge" as companies have no alternative but to acquire their competitors and then cut costs to grow earnings.

-Competition from imports and global overcapacity in manufacturing (e.g. autos) and commodities (e.g. oil) will keep U.S. inflation subdued with the Consumer Price Index (CPI) rising just 1%-1.5% in 1998.

-Low unemployment and rising "real" (inflation-adjusted) wages in the U.S. are fueling a boom in consumer spending, sustaining the current U.S. economic expansion (now in its eighth year) despite the weakness in U.S. foreign trade and the drag from a federal budget surplus.

-After the first quarter's strong 4.8% advance in real GDP, U.S. economic growth will slow to a 2%-3% rate, bringing the full-year 1998 gain in economic output to approximately 3%.

-Prospects for continued low levels of inflation and a slowdown in U.S.
 economic growth make today's historically high inflation-adjusted bond yields very attractive.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

                                                                       June 1998

-U.S. bond market supply/demand trends favor lower interest rates as a likely
 $75 billion swing in the federal budget from deficit to surplus reduces supply while a strong dollar attracts foreign capital and increases demand.

-A profits squeeze for the big, multi-national U.S. companies due to rising wages, Asia's woes and a strong dollar could signal a cyclical peak in the relative outperformance of large company stocks as their earnings growth slows and the price-to-earnings multiples awarded their stocks are compressed.

-With stock performance driven by just two variables - earnings and the multiple investors are willing to put on those earnings - prospects for small and medium-sized company stocks are getting brighter given their underexposure to Asia, improved relative earnings growth and attractive valuations (i.e. price-to-earnings multiples).

-During the next several months, we expect one, perhaps two, stock market declines of 10%-15%. Yet despite the likelihood of increased market volatility in the near-term, we are sticking with our beginning-of-the-year outlook for above-average stock market returns in calendar 1998.

IN SUMMARY

Looking ahead, we see continued moderate economic growth and low levels of inflation. Although market volatility may heighten anxiety levels, we believe 1998 will be another good year for investors. Finally, given the market's tremendous gains over the past few years, it may be an opportune time to review your portfolio. Uneven gains can sidetrack a well-planned investment strategy. Make sure you are properly diversified.

We appreciate your confidence in Firstar Balanced Income Fund and encourage you to read the portfolio review that follows.





(photo)                       (photo)




J. SCOTT HARKNESS, CFA        MARY ELLEN STANEK, CFA
Chairman/Chief                President
Investment Officer
Firstar Investment Research & Management Company, LLC (FIRMCO)

                                                                         FIRSTAR
                                                                           FUNDS
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                              BALANCED INCOME FUND

Balanced Income Fund is the newest addition to the Firstar Family of Funds. Like Firstar Balanced Growth Fund, the Balanced Income Fund invests in both common stocks and fixed-income securities; however, the Balanced Income Fund maintains a lower risk profile through lower stock exposure, an emphasis on larger company, dividend-paying stocks, and a more conservatively structured bond portfolio.

The Balanced Income Fund was launched by converting Firstar's Balanced Common Trust Fund to a mutual fund (common trust funds are only available to Firstar trust customers). Firstar Balanced Common Trust Fund was started in 1989 and was managed by the same people, using the same strategy as the new mutual fund. From January 1, 1989 through November 30, 1997, Firstar Balanced Common Trust Fund achieved a compounded annual return of 15.4%. By converting it into a mutual fund, we are able to offer an investment strategy with a proven performance record to a broader range of investors.<F1>

Companies whose stocks are selected for the Balanced Income Fund generally have the following characteristics: 1) historical and prospective earnings growth rate higher than the average company in the S&P 500; 2) strong cash flow and balance sheet characteristics to provide sufficient financial flexibility to grow the business internally as well as support the stock price in a difficult market environment; 3) high return on equity; 4) operate in an expanding industry with strong unit growth trends; and 5) management with clear incentives to grow the business and whose interests are aligned with shareowners. The average company in the portfolio has a market value of approximately $20 billion.

The fixed-income component of Firstar Balanced Income Fund is managed using an "enhanced-index" or "structured" approach. The objective of the Fund's fixed-income segment is to provide an annual rate of total return comparable to the return of the Lehman Brothers Intermediate Government/Corporate Bond Index.

The Fund's bond holdings have an average maturity of 4.3 years and a duration of
3.3 years. (Duration measures the price sensitivity of the Fund's bond holdings to changes in interest rates.) The Fund's holdings are investment quality, with over 60% of the fixed-income segment invested in securities rated Aaa/AAA or higher by Moody's or Standard & Poor's. In the non-government sector of the bond market, we follow a research-intensive selection process focused exclusively on investment grade issues (Firstar Balanced Income Fund does not invest in "high-yield" or "junk" bonds). Sectors that we currently favor include finance, banking and brokerage. The Fund's asset-backed holdings are all rated Aaa/AAA and represent the highest credit quality investments available in the non-government sector.

In the five months following conversion to a mutual fund, the Balanced Income Fund has provided a +10.9% total return, reflecting a strong stock market (up +17.1%, as measured by the S&P 500) combined with a stable bond market. As of April 30, 1998, Firstar Balanced Income Fund's assets were allocated 46% stocks, 47% bonds, and 7% money market securities.

Firstar Balanced Income Fund is well-suited for investors seeking an investment vehicle with a more conservative, yet flexible, approach to asset allocation - a strategy that allows for participation in the growth potential of the stock market but biased toward stability and preservation of capital.

We welcome our new shareowners to the Balanced Income Fund.

<F1> The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and was not subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The performance of the common trust fund has been restated to reflect Firstar Balanced Income Fund's expenses set forth in the Statement of Operations.



(photo)                       (photo)



MARIAN E. ZENTMYER,           WARREN D. PIERSON, CFA
CFA, CFP

PORTFOLIO MANAGER PROFILE
--------------------------------------------------------------------------------
MARIAN E. ZENTMYER, CFA, CFP, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company, LLC (FIRMCO) and WARREN D. PIERSON, CFA, Vice President and Senior Portfolio Manager co-manage the Fund, Marian since its inception on January 1, 1989 and Warren since July 1, 1995. Marian has been with Firstar since 1982 and has 20 years of investment managment experience. She received her BA from Stanford University in 1978. Warren has been with Firstar since 1985 and has 13 years of investment management experience. Warren received his BA from Lawrence University in 1984. Marian is a Chartered Financial Analyst and a Certified Financial Planner. Warren is a Chartered Financial Analyst.

                                                                         FIRSTAR
                                                                           FUNDS
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FIRSTAR BALANCED INCOME FUND
----------------------------
12/1/97       10,000
   4/98       11,089


This chart assumes an initial investment of $10,000 made on 12/1/97 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                         CUMULATIVE RATE OF RETURN (%)
                        FOR PERIOD ENDED APRIL 30, 1998
--------------------------------------------------------------------------------
                                      Since Inception
                                          12/1/97
--------------------------------------------------------------------------------
FIRSTAR BALANCED INCOME FUND                10.9
LIPPER BALANCED FUND INDEX<F1>              10.2
S&P 500 STOCK INDEX<F2>                     17.1
--------------------------------------------------------------------------------
<F1> The Lipper Balanced Fund Index is composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds.

<F2> The S&P 500 Stock Index is an index of an unmanaged group of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Series A (Retail) shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 EQUITYHOLDINGS
4/30/98
---------------------------------------------
TYCO INTERNATIONAL, LTD.                 1.9%
---------------------------------------------
GAP, INC.                                1.7%
---------------------------------------------
MCKESSON CORPORATION                     1.6%
---------------------------------------------
XEROX CORPORATION                        1.4%
---------------------------------------------
INTERPUBLIC GROUP OF COMPANIES, INC.     1.3%
---------------------------------------------
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS
4/30/98
---------------------------------------------
$34,471,814
---------------------------------------------


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 1998
(UNAUDITED)

ASSETS:
  Investments, at value (Cost $31,925)                              $34,288
  Income receivable                                                     293
  Capital shares sold                                                   163
  Receivable for securities sold                                         10
  Other assets                                                           66
                                                                   --------

     Total Assets                                                    34,820
                                                                   --------

LIABILITIES:
  Payable for securities purchased                                      270
  Capital shares redeemed                                                38
  Payable to affiliates                                                  22
  Accrued expenses and other liabilities                                 18
                                                                   --------
     Total Liabilities                                                  348
                                                                   --------
NET ASSETS                                                          $34,472
                                                                   ========

NET ASSETS CONSIST OF:
  Capital stock                                                     $31,904
  Undistributed net investment income                                   102
  Undistributed accumulated net realized gains                          103
  Unrealized net appreciation on investments                          2,363
                                                                   --------

     Total Net Assets                                               $34,472
                                                                   ========

SERIES A:
  Net assets                                                        $ 3,519
  Shares authorized ($.0001 par value)                              500,000
  Shares issued and outstanding                                         320
  Net asset value and redemption price per share <F1>                $10.99
                                                                   ========
  Maximum offering price per share <F1>                              $11.45
                                                                   ========

SERIES INSTITUTIONAL:
  Net assets                                                        $30,953
  Shares authorized ($.0001 par value)                              500,000
  Shares issued and outstanding                                       2,814
  Net asset value, redemption price
     and offering price per share <F1>                               $11.00
                                                                   ========

<F1> Amounts may not recalculate due to rounding.

BALANCED INCOME FUND
STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
DECEMBER 1, 1997<F2> THROUGH APRIL 30, 1998
(UNAUDITED)

INVESTMENT INCOME:
  Dividend income                                                    $   98
  Interest income                                                       354
                                                                   --------
                                                                        452
                                                                   --------

EXPENSES:
  Investment advisory fees                                               92
  Administration fees                                                    14
  Shareowner servicing and accounting costs                              29
  Service organization fees _ Series A                                    1
  Custody fees                                                            7
  Federal and state registration fees                                    10
  Professional fees                                                       8
  Reports to shareowners                                                 10
  Amortization of organization costs                                      4
  Directors' fees and expenses                                            3
  Other                                                                   1
                                                                   --------

  Total expenses before waiver                                          179
     Less: Waiver of expenses                                          (85)
                                                                   --------

     Net Expenses                                                        94
                                                                   --------

NET INVESTMENT INCOME                                                   358
                                                                   --------

REALIZED ANDUNREALIZEDGAIN:
  Net realized gain on investments                                      103
  Change in unrealized appreciation on investments                    2,363
                                                                   --------

     Net gain on investments                                          2,466
                                                                   --------

NETINCREASEINNET ASSETS
  RESULTINGFROMOPERATIONS                                            $2,824
                                                                   ========

<F2> Commencement of operations.

                     See notes to the financial statements.
                                                                         FIRSTAR
                                                                           FUNDS
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BALANCED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)                                              December 1, 1997<F1>
                                                                through
                                                            April 30, 1998
                                                         --------------------
OPERATIONS:
  Net investment income                                        $   358
  Net realized gain on investments                                 103
  Change in unrealized appreciation
     on investments                                              2,363
                                                              --------
  Net increase in net assets resulting
     from operations                                             2,824
                                                              --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                   34,305
  Shares issued to owners in
     reinvestment of dividends                                      23
  Shares redeemed                                              (2,424)
                                                              --------
  Net increase                                                  31,904
                                                              --------

DISTRIBUTIONS TO
  SERIES A SHAREOWNERS:
  From net investment income                                      (13)
  From net realized gains                                            -
                                                              --------
                                                                  (13)
                                                              --------

DISTRIBUTIONS TO
  SERIES INSTITUTIONAL SHAREOWNERS:
  From net investment income                                     (243)
  From net realized gains                                            -
                                                              --------
                                                                 (243)
                                                              --------

TOTAL INCREASE IN NET ASSETS                                    34,472

NET ASSETS:
  Beginning of period                                                -
                                                              --------
  End of period (including undistributed
     net investment income of $102)                            $34,472
                                                              ========

<F1> Commencement of operations.

                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)                                            December 1, 1997<F1>
                                                             through
                                                          April 30, 1998
                                                    -------------------------
                                                      Series        Series
                                                        A       Institutional
                                                    ----------  -------------
Per Share Data:
Net asset value,
  beginning of period                                 $10.00         $10.00

Income from investment operations:
  Net investment income                             0.12<F6>       0.13<F6>
  Net realized and unrealized
     gains on securities                                0.95           0.96
                                                    --------       --------
  Total from investment operations                      1.07           1.09
                                                    --------       --------

Less distributions:
  Dividends from net investment income                (0.08)         (0.09)
  Distributions from capital gains                         _              _
                                                    --------       --------
  Total distributions                                 (0.08)         (0.09)
                                                    --------       --------

Net asset value, end of period                        $10.99         $11.00
                                                    ========       ========

Total return <F2> <F3>                                10.75%         10.89%

Supplemental data and ratios:
  Net assets, in thousands, end of period             $3,519        $30,953
  Ratio of net expenses to average
     net assets <F4>                                   1.00%          0.75%
  Ratio of net investment income
     to average net assets <F4>                        2.66%          2.91%

  Portfolio turnover rate <F2> <F5>                   37.28%         37.28%
  Average commission rate paid <F5>                  $0.0406        $0.0406


<F1> Commencement of operations.
<F2> Not annualized.
<F3> The total return calculation does not reflect the 4% front-end sales charge for Series A.
<F4> Annualized.
<F5> Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F6> Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.


                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

    Number                                                         Market
      of                                                           Value
    Shares                                                     (in thousands)
   ---------                                                   --------------

            COMMON STOCKS 44.0%
            APPLIANCES 0.4%
     3,500  Snap-On Tools, Inc.                                      $  148
                                                                   --------

            BANKING 3.3%
     5,500  Bank of New York Company, Inc.                              325
     2,800  Mellon Bank Corporation                                     202
     3,800  Northern Trust Corporation                                  277
     8,200  Norwest Corporation                                         325
                                                                   --------
                                                                      1,129
                                                                   --------

            BUILDING MATERIALS 0.5%
     3,400  Martin Marietta Materials, Inc.                             160
                                                                   --------

            BUSINESS MACHINES & SOFTWARE 2.1%
     5,825  Diebold, Inc.                                               239
     4,270  Xerox Corporation                                           485
                                                                   --------
                                                                        724
                                                                   --------

            BUSINESS SERVICES 2.2%
     2,300  Automatic Data Processing, Inc.                             154
     3,500  H & R Block, Inc.                                           157
     6,700  Equifax Inc.                                                259
     5,000  Service Corporation International                           206
                                                                   --------
                                                                        776
                                                                   --------

            CHEMICALS 2.8%
     3,200  BetzDearborn, Inc.                                          166
     1,900  Dupont (E.I.) De Nemours & Company                          138
     5,400  Ecolab, Inc.                                                171
     1,700  Monsanto Company                                             90
     2,600  Praxair, Inc.                                               131
     2,400  Valspar Corporation                                          96
     5,000  The Williams Companies, Inc.                                158
                                                                   --------
                                                                        950
                                                                   --------

            COMMUNICATIONS & MEDIA 2.1%
     6,900  Interpublic Group of Companies, Inc.                        441
     3,800  New York Times Company - Class A                            270
                                                                   --------
                                                                        711
                                                                   --------
            CONSUMER PRODUCTS 1.5%
     5,000  Avery Dennison Corporation                                  262
     5,200  Newell Company                                              251
                                                                   --------
                                                                        513
                                                                   --------

            CONTAINERS 0.4%
     3,400  Bemis Company, Inc.                                         151
                                                                   --------

            COSMETICS & SOAP 2.2%
     2,500  Avon Products, Inc.                                         205
     3,000  Estee Lauder Companies - Class A                            199
       700  Gillette Company                                             81
     3,500  Procter & Gamble Company                                    288
                                                                   --------
                                                                        773
                                                                   --------

    Number                                                         Market
      of                                                           Value
    Shares                                                     (in thousands)
   ---------                                                   --------------

            DRUGS/MEDICAL SUPPLIES 5.5%
     1,800  American Home Products Corporation                       $  168
     2,700  Baxter International, Inc.                                  150
     3,000  Becton, Dickinson & Company                                 209
     2,600  Johnson & Johnson                                           185
     7,600  McKesson Corporation                                        537
     1,800  Medtronic, Inc.                                              95
     3,400  Pfizer, Inc.                                                387
     2,700  SmithKline Beecham - PLC ADR                                161
                                                                   --------
                                                                      1,892
                                                                   --------

            ELECTRIC UTILITIES 0.6%
     7,600  NIPSO Industries, Inc.                                      204
                                                                   --------

            ELECTRICAL EQUIPMENT 0.6%
     2,000  Grainger (W.W.), Inc.                                       218
                                                                   --------

            ELECTRONICS 0.3%
     1,400  Hewlett-Packard Company                                     105
                                                                   --------

            ENTERTAINMENT & LEISURE 0.7%
     6,700  Hasbro, Inc.                                                247
                                                                   --------

            FINANCE 1.1%
     1,800  Household International, Inc.                               237
     2,500  The Travelers Group, Inc.                                   153
                                                                   --------
                                                                        390
                                                                   --------

            FINANCIAL SERVICES 1.3%
     5,200  Alliance Capital Management L.P.                            138
     2,900  Federal National Mortgage Association                       174
     1,800  MBIA, Inc.                                                  134
                                                                   --------
                                                                        446
                                                                   --------

            HEALTH CARE SERVICES & SUPPLIES 1.2%
     2,300  Warner-Lambert Company                                      435
                                                                   --------

            INSURANCE 1.2%
     9,100  ReliaStar Financial Corporation                             411
                                                                   --------

            MULTI-INDUSTRY 2.2%
     1,900  Harsco Corporation                                           87
    11,900  Tyco International, Ltd.                                    648
                                                                   --------
                                                                        735
                                                                   --------
            NATURAL GAS 0.6%
     3,900  Enron Corporation                                           192
                                                                   --------

            OIL - DOMESTIC 0.5%
     3,300  Phillips Petroleum Company                                  164
                                                                   --------

            OIL - INTERNATIONAL 0.8%
     3,300  Mobil Corporation                                           261
                                                                   --------


                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

    Number                                                         Market
      of                                                           Value
    Shares                                                     (in thousands)
   ---------                                                   --------------

            OIL & GAS SERVICES 0.6%
     2,600  Schlumberger, Ltd.                                      $   215
                                                                   --------

            PAPER & FOREST PRODUCTS 0.3%
     2,100  Kimberly-Clark Corporation                                  106
                                                                   --------

            PRINTING & PUBLISHING 0.8%
     1,100  Houghton Mifflin Company                                     36
     3,100  McGraw-Hill, Inc.                                           240
                                                                   --------
                                                                        276
                                                                   --------

            PRODUCTION 0.8%
     6,800  Dover Corporation                                           269
                                                                   --------

            REAL ESTATE INVESTMENT TRUSTS (REIT'S) 1.8%
       170  Bay Apartment Communities, Inc.                               6
     2,900  Boston Properties, Inc.                                      96
     6,200  CCA Prison Realty Trust                                     220
     4,000  Post Properties, Inc.                                       163
     5,183  Security Capital Industrial                                 127
                                                                   --------
                                                                        612
                                                                   --------

            RETAIL 1.9%
    11,205  Gap, Inc.                                                   576
     1,900  Hannaford Brothers Company                                   84
                                                                   --------
                                                                        660
                                                                   --------
            TELECOMMUNICATIONS 1.4%
     2,700  GTE Corporation                                             158
     4,350  Lucent Technologies, Inc.                                   331
                                                                   --------
                                                                        489
                                                                   --------

            TEXTILES & APPAREL 1.9%
     3,800  CVS Corporation                                            280
     2,600  Liz Claiborne, Inc.                                        128
     5,700  Warnaco Group - Class A                                    241
                                                                  --------
                                                                       649
                                                                  --------

            TRANSPORTATION 0.4%
     9,900  Laidlaw, Inc. - Class B                                    138
                                                                  --------

            Total Common Stock (Cost $13,124)                       15,149
                                                                  --------

            PREFERRED STOCK 1.5%
            COMPUTERS 0.4%
     1,400  MicroSoft Corporation
               (convertible to MicroSoft Corp. common stock)           130
                                                                  --------

            FINANCIAL SERVICES 1.1%
     1,600  PLC Capital Trust II
               (convertible to Protective Life Corporation
               common stock)                                           100
     4,100  Salomon, Inc.
               (convertible to Cincinnati Bell, Inc.
               common stock)                                           282
                                                                  --------
                                                                       382
                                                                  --------

            Total Preferred Stock (Cost $438)                          512
                                                                  --------



   Number                                                          Market
  of Shares                                                        Value
(in thousands)                                                 (in thousands)
--------------                                                 -------------

            LONG-TERM INVESTMENTS 47.7%
            CORPORATE CONVERTIBLE BONDS 2.1%
         5  DECS Trust II,
               6.875%, 11/15/00 (convertible to Royal
               Group Technologies common stock)                     $  146

         2  Merrill Lynch Strypes,
               6.50%, 8/15/98 (convertible to MGIC
               Investment Corporation common stock)                    263

   Principal
    Amount
(in thousands)
 -------------

      $200  Federated Department Stores,
               5.00%, 10/01/03 (convertible to Federated
               Department Stores, Inc. common stock)                   299
                                                                  --------
                                                                       708
                                                                  --------

            ASSET-BACKED SECURITIES 5.8%
            AUTO LOAN RECEIVABLES 1.5%
            Banc One Auto Grantor Trust,
       212     Series 1997-A, Class A, 6.27%, 11/20/03                 213
            Chase Manhattan Auto Owner Trust,
       300     Series 1997-B, Class A5, 6.60%, 3/15/02                 305
                                                                  --------
                                                                       518
                                                                  --------

            CREDIT CARD RECEIVABLES 3.4%
            Chemical Master Credit Card Trust I,
       250     Series 1995-2, Class A, 6.23%, 6/15/03                  252
            Citibank Credit Card Master Trust I, Principal Only,
       300     Series 1996-1, Class A, 0.00%, 2/07/03                  255
            First Chicago Master Trust II,
       250     Series 1994-L, Class A, 7.15%, 2/15/00                  253
            Sears Credit Account Master Trust,
       400     Series 1995-2, Class A, 8.10%, 6/15/04                  413
                                                                  --------
                                                                     1,173
                                                                  --------

            HOME EQUITY LOAN RECEIVABLES 0.9%
            Green Tree Financial Corporation,
       200     Series 1996-9, Class A3, 6.41%, 1/15/28                 201
            Security Pacific Home Equity Loan
               Subordinated Notes,
       105     9.75%, 5/15/99                                          109
                                                                  --------
                                                                       310
                                                                  --------

            CORPORATE BONDS 12.3%
            Associates Corporation of North America
               Senior Notes,
       150     7.50%, 4/15/02                                          157
            Bank of New York Subordinated Notes,
       150     7.875%, 11/15/02                                        160
            BankAmerica Corporation Subordinated Notes,
       185     9.20%, 5/15/03                                          208
            Bankers Trust - NY, Debentures,
       200     9.50%, 6/14/00                                          213
            Barclays American Corp. Debentures,
       300     9.75%, 5/15/21                                          340


                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

   Principal                                                     Market
    Amount                                                        Value
(in thousands)                                               (in thousands)
 -------------                                                -------------

            CORPORATE BONDS 12.3% (CONT.)
            Bear Stearns Company Notes,
      $100     6.50%, 6/15/00                                       $  101
            Chase Manhattan Corporation Subordinated Notes,
       200     9.75%, 11/01/01                                         222
            Chrysler Financial Corporation Debentures,
       100     12.75%, 11/01/99                                        109
            Citicorp Subordinated Notes,
       100     9.50%, 2/01/02                                          111
            Continental Cablevision, Inc. Debentures,
       100     9.50%, 8/01/13                                          117
            Jack Eckerd Corporation Senior Subordinated Notes,
       151     9.25%, 2/15/04                                          161
            Federal Express Corporation Notes,
       180     9.65%, 6/15/12                                          232
            Ford Motor Credit Co. Debentures,
        50     9.50%, 9/15/11                                           63
            General Motors Corp. Debentures,
       170     9.125%, 7/15/01                                         185
            Household Finance Corp. Debentures,
       250     9.55%, 4/01/00                                          265
            Lehman Brothers, Inc. Senior Subordinated Notes,
       300     9.875%, 10/15/00                                        324
            Midlantic Corporation Subordinated Notes,
       180     9.20%, 8/01/01                                          195
            Morgan Stanley Group Debentures,
       300     8.875%, 10/15/01                                        324
            National Westminster Bank PLC Debentures,
       300     9.375%, 11/15/03                                        343
            Paine Webber Group, Inc. Subordinated Notes,
       200     7.75%, 9/01/02                                          210
            Salomon, Inc. Notes,
       200     7.00%, 6/15/03                                          205
                                                                  --------
                                                                     4,245
                                                                  --------

            INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) 1.9%
            Ford Capital BV Debentures,
       150     9.50%, 6/01/10                                          185
            Korea Development Bank Bonds,
        65     7.125%, 9/17/01                                          61
            Norsk Hydro A/S Debentures,
        50     9.00%, 4/15/12                                           60
            Quebec (Province of) Local Government Guarantee,
        50     11.00%, 6/15/15                                          56
            Sweden (Kingdom of) Debentures,
       180     12.00%, 2/01/10                                         262
            Wharf Capital International Ltd.
               Company Guarantee,
        50     7.625%, 3/13/07                                          43
                                                                  --------
                                                                       667
                                                                  --------



   Principal                                                     Market
    Amount                                                        Value
(in thousands)                                               (in thousands)
 -------------                                                -------------

            U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES 2.8%
            Federal Home Loan Mortgage Corporation (FHLMC)
             Real Estate Mortgage Investment Conduit (REMIC),
    $  142     Series 1201, Class E, 7.40%, 12/15/21               $   145
            Federal National Mortgage Association (FNMA)
             Real Estate Mortgage Investment Conduit (REMIC):
       200     Series 1993-37, Class B, 7.00%, 7/25/02                 203
        87     Series 1989-2, Class D, 8.80%, 1/25/19                   91
       128     Series 1990-89, Class K, 6.50%, 7/25/20                 128
       246     Series 1991-147, Class K, 7.00%, 1/25/21                248
            Government National Mortgage Association (GNMA)
             Real Estate Mortgage Investment Conduit (REMIC),
       142     Series 3, Class F, 6.50%, 6/17/20                       143
                                                                  --------
                                                                       958
                                                                  --------

            U.S. TREASURY OBLIGATIONS 22.8%
            U.S. Treasury Bonds,
     3,150     10.75%, 8/15/05                                       4,071
            U.S. Treasury Notes,
     3,700     6.625%, 7/31/01                                       3,805
                                                                  --------
                                                                     7,876
                                                                  --------

            Total Long-Term Investments (Cost $16,191)              16,455
                                                                  --------

     Number
   of Shares
 (in thousands)
 --------------
            SHORT-TERM INVESTMENTS 6.3%
            INVESTMENT COMPANIES 6.3%
       527  Financial Square Prime Obligation Fund                     527
     1,645  Short-Term Investments Co. Liquid
               Assets Portfolio                                      1,645
                                                                  --------

            Total Short-Term Investments (Cost $2,172)               2,172
                                                                  --------

            Total Investments (Cost $31,925) 99.5%                  34,288
                                                                  --------

            Other Assets, less Liabilities 0.5%                        184
                                                                  --------

            TOTAL NET ASSETS 100.0%                                $34,472
                                                                  ========


                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
   Firstar Funds, Inc. (the "Company") was incorporated on February
15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Balanced Income Fund (the "Fund") is a separate, diversified investment portfolio of the Company. The Fund commenced operations on December 1, 1997. The objective of the Balanced Income Fund is to seek current income and the preservation of capital through investment in a balanced portfolio of dividend paying equity and fixed income securities.

   The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares, aggregating $47, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The Company has issued two classes of Fund shares:Series A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 4% of the offering price or 4.16% of the net asset value. Each class of shares has identical rights and privileges except with respect to service organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and other assets are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to distribute substantially all of its taxable income to shareowners. The Fund intends to continue to so comply in future years.

c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

e) When-Issued Securities - The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash, cash equivalents, or other high-quality liquid securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent reporting and tax differences be reclassified.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

3. CAPITAL SHARE TRANSACTIONS
   Transactions in capital shares for the Fund, in thousands, were as follows:

December 1, 1997 through April 30, 1998:

                              Series A                Series Institutional
                       ----------------------        ----------------------
                        Amount         Shares         Amount         Shares
                        ------         ------         ------         ------
Shares sold             $3,688            344        $30,617          3,015
Shares issued to
  owners in
  reinvestment
  of dividends              13              1             10              1
Shares redeemed          (272)           (25)        (2,152)          (202)
                       -------        -------        -------        -------
Net increase            $3,429            320        $28,475          2,814
                       =======        =======        =======        =======

4. INVESTMENT TRANSACTIONS
   Purchases and sales of securities for the period December 1, 1997 through April 30, 1998 (excluding short-term investments), in thousands, were as follows:

Purchases:
   U.S. Government              $ 13,676
   Other                          17,682
Sales:
   U.S. Government                 5,795
   Other                           4,668


   At April 30, 1998, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

Appreciation                      $6,904
(Depreciation)                      (62)
                                  ------
Net unrealized appreciation
   on investments                 $6,842
                                  ======
At April 30, 1998, the cost of investments, in thousands, for federal income tax purposes was $27,446.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. For the period ended April 30, 1998, $76 in advisory fees, in thousands, were voluntarily waived for the Fund.

   Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the period ended April 30, 1998, $9 of administration fees, in thousands, were voluntarily waived for the Fund.

   The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Fund up to an annual rate of 0.25% of the average daily net asset value of the Series A Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Fund Series A Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Fund; and providing information periodically to customers showing their positions in Fund Series A shares. Service Organization fees, in thousands, incurred by the Fund aggregated $1 for the period ended April 30, 1998.

   Each director of the Company who is not affiliated with FIRMCO receives a fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.

FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- INVESTMENT SPECIALISTS WHO ARE REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.


TO OPEN AN ACCOUNT OR REQUEST INFORMATION
1-800-982-8909
1-414-287-3710

FOR ACCOUNT BALANCES AND INVESTOR SERVICES
1-800-228-1024
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM


                                                   TO GET THERE, START HERE.(SM)

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

                                                              FORM #40-0251 6/98



                                                                    ------------
                                                                    RETAIL CLASS
                                                                    ------------

BALANCED INCOME FUND

SEMI-ANNUAL REPORT

APRIL 30, 1998

                                                   TO GET THERE, START HERE.(SM)

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)



                              NOTICE TO INVESTORS

- Shares of Firstar Funds:

 - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

 - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks, including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


TABLE OF CONTENTS
                                                                       Page(s)
SHAREOWNER LETTER........................................................1-2
FIRSTAR BALANCED INCOME FUND.............................................3-4
STATEMENT OF ASSETS AND LIABILITIES.......................................5
STATEMENT OF OPERATIONS...................................................5
STATEMENT OF CHANGES IN NET ASSETS........................................6
FINANCIAL HIGHLIGHTS......................................................7
SCHEDULE OF INVESTMENTS..................................................8-10
NOTES TO THE FINANCIAL STATEMENTS.......................................11-12


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

DEAR SHAREOWNER:

INVESTMENT REVIEW

During the first half of our fiscal year, financial markets were strong, rewarding investors that stayed the course. Robust U.S. employment gains, rising incomes and declining levels of inflation drove consumer confidence to record highs. Gains in consumer spending (responsible for two-thirds of U.S. economic activity) on everything from housing to apparel to financial services kept U.S. economic growth at impressive levels.

Despite solid economic underpinnings, the Asian financial crisis and the fear that inflation is "just around the corner" will sustain above-average volatility in the financial markets. However, even with all the ups and downs, we continue to believe the long-term return potential of stocks and high quality bonds calls for a consistent approach to asset allocation. Remember, it's time, not timing, and a disciplined approach to asset allocation that wins the investment marathon.

The Taxpayer Relief Act of 1997 created additional opportunities for IRA investors to more aggressively prepare for their retirement. Many of you may have already taken advantage of the new tax legislation by starting a Roth IRA. Now, more than ever, it's important to consult your tax adviser to understand how you can best benefit from favorable new tax laws.

The renaming of our fund family - from Portico to Firstar Funds - on February 1, 1998 aligned us more closely with our parent company and eliminated any confusion over the relationship between the two organizations. Many enhancements have been made to Firstar Funds literature as well as to the Firstar Funds web site at www.firstarfunds.com. Newly introduced, Firstar Funds Direct allows you to access information regarding your account(s) on-line. Look for transactional capabilities to become available on-line this summer. These are just a few of the ways we are adding value to our servicing efforts. Our goal is to make it easy and convenient for you to access your account(s) - 24 hours a day, seven days a week.

MARKET OUTLOOK

Looking ahead, our market forecast is predicated on the following trends:

-The Asian "flu" has devolved to "pneumonia."

-The absence of a Japanese economic "tugboat" to pull the Pacific Rim out of its decline (a la the U.S. in the 1995 Mexican crisis) will deepen and lengthen the region's financial woes.

-Reduced demand for U.S. exports due to the dollar's strength and a surge in Asian imports will balloon the U.S. trade deficit to $200-$250 billion in 1998, creating a drag on the U.S. economy equivalent to 2%-3% of GDP.

-Rising U.S. wages along with today's competitive, no-pricing-power environment are squeezing corporate profits and increasing the "urge to merge" as companies have no alternative but to acquire their competitors and then cut costs to grow earnings.

-Competition from imports and global overcapacity in manufacturing (e.g. autos) and commodities (e.g. oil) will keep U.S. inflation subdued with the Consumer Price Index (CPI) rising just 1%-1.5% in 1998.

-Low unemployment and rising "real" (inflation-adjusted) wages in the U.S. are fueling a boom in consumer spending, sustaining the current U.S. economic expansion (now in its eighth year) despite the weakness in U.S. foreign trade and the drag from a federal budget surplus.

-After the first quarter's strong 4.8% advance in real GDP, U.S. economic growth will slow to a 2%-3% rate, bringing the full-year 1998 gain in economic output to approximately 3%.

-Prospects for continued low levels of inflation and a slowdown in U.S.
 economic growth make today's historically high inflation-adjusted bond yields very attractive.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

                                                                       June 1998

-U.S. bond market supply/demand trends favor lower interest rates as a likely
 $75 billion swing in the federal budget from deficit to surplus reduces supply while a strong dollar attracts foreign capital and increases demand.

-A profits squeeze for the big, multi-national U.S. companies due to rising wages, Asia's woes and a strong dollar could signal a cyclical peak in the relative outperformance of large company stocks as their earnings growth slows and the price-to-earnings multiples awarded their stocks are compressed.

-With stock performance driven by just two variables - earnings and the multiple investors are willing to put on those earnings - prospects for small and medium-sized company stocks are getting brighter given their underexposure to Asia, improved relative earnings growth and attractive valuations (i.e. price-to-earnings multiples).

-During the next several months, we expect one, perhaps two, stock market declines of 10%-15%. Yet despite the likelihood of increased market volatility in the near-term, we are sticking with our beginning-of-the-year outlook for above-average stock market returns in calendar 1998.

IN SUMMARY

Looking ahead, we see continued moderate economic growth and low levels of inflation. Although market volatility may heighten anxiety levels, we believe 1998 will be another good year for investors. Finally, given the market's tremendous gains over the past few years, it may be an opportune time to review your portfolio. Uneven gains can sidetrack a well-planned investment strategy. Make sure you are properly diversified.

We appreciate your confidence in Firstar Balanced Income Fund and encourage you to read the portfolio review that follows.





(photo)                       (photo)




J. SCOTT HARKNESS, CFA        MARY ELLEN STANEK, CFA
Chairman/Chief                President
Investment Officer
Firstar Investment Research & Management Company, LLC (FIRMCO)

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)


                              BALANCED INCOME FUND

Balanced Income Fund is the newest addition to the Firstar Family of Funds. Like Firstar Balanced Growth Fund, the Balanced Income Fund invests in both common stocks and fixed-income securities; however, the Balanced Income Fund maintains a lower risk profile through lower stock exposure, an emphasis on larger company, dividend-paying stocks, and a more conservatively structured bond portfolio.

The Balanced Income Fund was launched by converting Firstar's Balanced Common Trust Fund to a mutual fund (common trust funds are only available to Firstar trust customers). Firstar Balanced Common Trust Fund was started in 1989 and was managed by the same people, using the same strategy as the new mutual fund. From January 1, 1989 through November 30, 1997, Firstar Balanced Common Trust Fund achieved a compounded annual return of 14.6%. By converting it into a mutual fund, we are able to offer an investment strategy with a proven performance record to a broader range of investors.<F1>

Companies whose stocks are selected for the Balanced Income Fund generally have the following characteristics: 1) historical and prospective earnings growth rate higher than the average company in the S&P 500; 2) strong cash flow and balance sheet characteristics to provide sufficient financial flexibility to grow the business internally as well as support the stock price in a difficult market environment; 3) high return on equity; 4) operate in an expanding industry with strong unit growth trends; and 5) management with clear incentives to grow the business and whose interests are aligned with shareowners. The average company in the portfolio has a market value of approximately $20 billion.

The fixed-income component of Firstar Balanced Income Fund is managed using an "enhanced-index" or "structured" approach. The objective of the Fund's fixed-income segment is to provide an annual rate of total return comparable to the return of the Lehman Brothers Intermediate Government/Corporate Bond Index.

The Fund's bond holdings have an average maturity of 4.3 years and a duration of
3.3 years. (Duration measures the price sensitivity of the Fund's bond holdings to changes in interest rates.) The Fund's holdings are investment quality, with over 60% of the fixed-income segment invested in securities rated Aaa/AAA or higher by Moody's or Standard & Poor's. In the non-government sector of the bond market, we follow a research-intensive selection process focused exclusively on investment grade issues (Firstar Balanced Income Fund does not invest in "high-yield" or "junk" bonds). Sectors that we currently favor include finance, banking and brokerage. The Fund's asset-backed holdings are all rated Aaa/AAA and represent the highest credit quality investments available in the non-government sector.

In the five months following conversion to a mutual fund, the Balanced Income Fund has provided a +10.9% total return, reflecting a strong stock market (up +17.1%, as measured by the S&P 500) combined with a stable bond market. As of April 30, 1998, Firstar Balanced Income Fund's assets were allocated 46% stocks, 47% bonds, and 7% money market securities.

Firstar Balanced Income Fund is well-suited for investors seeking an investment vehicle with a more conservative, yet flexible, approach to asset allocation - a strategy that allows for participation in the growth potential of the stock market but biased toward stability and preservation of capital.

We welcome our new shareowners to the Balanced Income Fund.

<F1> The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and was not subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The performance of the common trust fund has been restated to reflect Firstar Balanced Income Fund's expenses set forth in the Statement of Operations. The performance of the common trust fund also has been restated to reflect the Firstar Balanced Income Fund's maximum 4.00% sales charge on retail shares.



(photo)                       (photo)



MARIAN E. ZENTMYER,           WARREN D. PIERSON, CFA
CFA, CFP

PORTFOLIO MANAGER PROFILE
--------------------------------------------------------------------------------
MARIAN E. ZENTMYER, CFA, CFP, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company, LLC (FIRMCO) and WARREN D. PIERSON, CFA, Vice President and Senior Portfolio Manager co-manage the Fund, Marian since its inception on January 1, 1989 and Warren since July 1, 1995. Marian has been with Firstar since 1982 and has 20 years of investment managment experience. She received her BA from Stanford University in 1978. Warren has been with Firstar since 1985 and has 13 years of investment management experience. Warren received his BA from Lawrence University in 1984. Marian is a Chartered Financial Analyst and a Certified Financial Planner. Warren is a Chartered Financial Analyst.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)


            FIRSTAR BALANCED         FIRSTAR BALANCED
              INCOME FUND -            INCOME FUND -
               A - NO LOAD             A - LOAD <F1>
           ------------------       ------------------
  12/1/97       10,000                    9,800
     4/98       11,075                   10,632


This chart assumes an initial investment of $10,000 made on 12/1/97 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                         CUMULATIVE RATE OF RETURN (%)
                        FOR PERIOD ENDED APRIL 30, 1998
--------------------------------------------------------------------------------
                                                    Since Inception
                                                        12/1/97
--------------------------------------------------------------------------------
FIRSTAR BALANCED INCOME FUND - A - NO LOAD                10.8
FIRSTAR BALANCED INCOME FUND - A - LOAD<F1>                6.3
LIPPER BALANCED FUND INDEX<F2>                            10.1
S&P 500 STOCK INDEX<F3>                                   17.1
--------------------------------------------------------------------------------
<F1> Reflects maximum sales charge of 4.00%

<F2> The Lipper Balanced Fund Index is composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds.

<F3> The S&P 500 Stock Index is an index of an unmanaged group of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Series A (Retail) shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail shares)

TOP 5 EQUITYHOLDINGS
4/30/98
---------------------------------------------
TYCO INTERNATIONAL, LTD.                 1.9%
---------------------------------------------
GAP, INC.                                1.7%
---------------------------------------------
MCKESSON CORPORATION                     1.6%
---------------------------------------------
XEROX CORPORATION                        1.4%
---------------------------------------------
INTERPUBLIC GROUP OF COMPANIES, INC.     1.3%
---------------------------------------------
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS
4/30/98
---------------------------------------------
$34,471,814
---------------------------------------------


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 1998
(UNAUDITED)

ASSETS:
  Investments, at value (Cost $31,925)                              $34,288
  Income receivable                                                     293
  Capital shares sold                                                   163
  Receivable for securities sold                                         10
  Other assets                                                           66
                                                                   --------

     Total Assets                                                    34,820
                                                                   --------

LIABILITIES:
  Payable for securities purchased                                      270
  Capital shares redeemed                                                38
  Payable to affiliates                                                  22
  Accrued expenses and other liabilities                                 18
                                                                   --------
     Total Liabilities                                                  348
                                                                   --------
NET ASSETS                                                          $34,472
                                                                   ========

NET ASSETS CONSIST OF:
  Capital stock                                                     $31,904
  Undistributed net investment income                                   102
  Undistributed accumulated net realized gains                          103
  Unrealized net appreciation on investments                          2,363
                                                                   --------

     Total Net Assets                                               $34,472
                                                                   ========

SERIES A:
  Net assets                                                        $ 3,519
  Shares authorized ($.0001 par value)                              500,000
  Shares issued and outstanding                                         320
  Net asset value and redemption price per share <F1>                $10.99
                                                                   ========
  Maximum offering price per share <F1>                              $11.45
                                                                   ========

SERIES INSTITUTIONAL:
  Net assets                                                        $30,953
  Shares authorized ($.0001 par value)                              500,000
  Shares issued and outstanding                                       2,814
  Net asset value, redemption price
     and offering price per share <F1>                               $11.00
                                                                   ========

<F1> Amounts may not recalculate due to rounding.

BALANCED INCOME FUND
STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
DECEMBER 1, 1997<F2> THROUGH APRIL 30, 1998
(UNAUDITED)

INVESTMENT INCOME:
  Dividend income                                                    $   98
  Interest income                                                       354
                                                                   --------
                                                                        452
                                                                   --------

EXPENSES:
  Investment advisory fees                                               92
  Administration fees                                                    14
  Shareowner servicing and accounting costs                              29
  Service organization fees _ Series A                                    1
  Custody fees                                                            7
  Federal and state registration fees                                    10
  Professional fees                                                       8
  Reports to shareowners                                                 10
  Amortization of organization costs                                      4
  Directors' fees and expenses                                            3
  Other                                                                   1
                                                                   --------

  Total expenses before waiver                                          179
     Less: Waiver of expenses                                          (85)
                                                                   --------

     Net Expenses                                                        94
                                                                   --------

NET INVESTMENT INCOME                                                   358
                                                                   --------

REALIZED ANDUNREALIZEDGAIN:
  Net realized gain on investments                                      103
  Change in unrealized appreciation on investments                    2,363
                                                                   --------

     Net gain on investments                                          2,466
                                                                   --------

NETINCREASEINNET ASSETS
  RESULTINGFROMOPERATIONS                                            $2,824
                                                                   ========

<F2> Commencement of operations.

                     See notes to the financial statements.
                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)                                              December 1, 1997<F1>
                                                                through
                                                            April 30, 1998
                                                         --------------------
OPERATIONS:
  Net investment income                                        $   358
  Net realized gain on investments                                 103
  Change in unrealized appreciation
     on investments                                              2,363
                                                              --------
  Net increase in net assets resulting
     from operations                                             2,824
                                                              --------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                   34,305
  Shares issued to owners in
     reinvestment of dividends                                      23
  Shares redeemed                                              (2,424)
                                                              --------
  Net increase                                                  31,904
                                                              --------

DISTRIBUTIONS TO
  SERIES A SHAREOWNERS:
  From net investment income                                      (13)
  From net realized gains                                            -
                                                              --------
                                                                  (13)
                                                              --------

DISTRIBUTIONS TO
  SERIES INSTITUTIONAL SHAREOWNERS:
  From net investment income                                     (243)
  From net realized gains                                            -
                                                              --------
                                                                 (243)
                                                              --------

TOTAL INCREASE IN NET ASSETS                                    34,472

NET ASSETS:
  Beginning of period                                                -
                                                              --------
  End of period (including undistributed
     net investment income of $102)                            $34,472
                                                              ========

<F1> Commencement of operations.

                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)                                            December 1, 1997<F1>
                                                             through
                                                          April 30, 1998
                                                    -------------------------
                                                      Series        Series
                                                        A       Institutional
                                                    ----------  -------------
Per Share Data:
Net asset value,
  beginning of period                                 $10.00         $10.00

Income from investment operations:
  Net investment income                             0.12<F6>       0.13<F6>
  Net realized and unrealized
     gains on securities                                0.95           0.96
                                                    --------       --------
  Total from investment operations                      1.07           1.09
                                                    --------       --------

Less distributions:
  Dividends from net investment income                (0.08)         (0.09)
  Distributions from capital gains                         _              _
                                                    --------       --------
  Total distributions                                 (0.08)         (0.09)
                                                    --------       --------

Net asset value, end of period                        $10.99         $11.00
                                                    ========       ========

Total return <F2> <F3>                                10.75%         10.89%

Supplemental data and ratios:
  Net assets, in thousands, end of period             $3,519        $30,953
  Ratio of net expenses to average
     net assets <F4>                                   1.00%          0.75%
  Ratio of net investment income
     to average net assets <F4>                        2.66%          2.91%

  Portfolio turnover rate <F2> <F5>                   37.28%         37.28%
  Average commission rate paid <F5>                  $0.0406        $0.0406


<F1> Commencement of operations.
<F2> Not annualized.
<F3> The total return calculation does not reflect the 4% front-end sales charge for Series A.
<F4> Annualized.
<F5> Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
<F6> Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.


                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

    Number                                                         Market
      of                                                           Value
    Shares                                                     (in thousands)
   ---------                                                   --------------

            COMMON STOCKS 44.0%
            APPLIANCES 0.4%
     3,500  Snap-On Tools, Inc.                                      $  148
                                                                   --------

            BANKING 3.3%
     5,500  Bank of New York Company, Inc.                              325
     2,800  Mellon Bank Corporation                                     202
     3,800  Northern Trust Corporation                                  277
     8,200  Norwest Corporation                                         325
                                                                   --------
                                                                      1,129
                                                                   --------

            BUILDING MATERIALS 0.5%
     3,400  Martin Marietta Materials, Inc.                             160
                                                                   --------

            BUSINESS MACHINES & SOFTWARE 2.1%
     5,825  Diebold, Inc.                                               239
     4,270  Xerox Corporation                                           485
                                                                   --------
                                                                        724
                                                                   --------

            BUSINESS SERVICES 2.2%
     2,300  Automatic Data Processing, Inc.                             154
     3,500  H & R Block, Inc.                                           157
     6,700  Equifax Inc.                                                259
     5,000  Service Corporation International                           206
                                                                   --------
                                                                        776
                                                                   --------

            CHEMICALS 2.8%
     3,200  BetzDearborn, Inc.                                          166
     1,900  Dupont (E.I.) De Nemours & Company                          138
     5,400  Ecolab, Inc.                                                171
     1,700  Monsanto Company                                             90
     2,600  Praxair, Inc.                                               131
     2,400  Valspar Corporation                                          96
     5,000  The Williams Companies, Inc.                                158
                                                                   --------
                                                                        950
                                                                   --------

            COMMUNICATIONS & MEDIA 2.1%
     6,900  Interpublic Group of Companies, Inc.                        441
     3,800  New York Times Company - Class A                            270
                                                                   --------
                                                                        711
                                                                   --------
            CONSUMER PRODUCTS 1.5%
     5,000  Avery Dennison Corporation                                  262
     5,200  Newell Company                                              251
                                                                   --------
                                                                        513
                                                                   --------

            CONTAINERS 0.4%
     3,400  Bemis Company, Inc.                                         151
                                                                   --------

            COSMETICS & SOAP 2.2%
     2,500  Avon Products, Inc.                                         205
     3,000  Estee Lauder Companies - Class A                            199
       700  Gillette Company                                             81
     3,500  Procter & Gamble Company                                    288
                                                                   --------
                                                                        773
                                                                   --------

    Number                                                         Market
      of                                                           Value
    Shares                                                     (in thousands)
   ---------                                                   --------------

            DRUGS/MEDICAL SUPPLIES 5.5%
     1,800  American Home Products Corporation                       $  168
     2,700  Baxter International, Inc.                                  150
     3,000  Becton, Dickinson & Company                                 209
     2,600  Johnson & Johnson                                           185
     7,600  McKesson Corporation                                        537
     1,800  Medtronic, Inc.                                              95
     3,400  Pfizer, Inc.                                                387
     2,700  SmithKline Beecham - PLC ADR                                161
                                                                   --------
                                                                      1,892
                                                                   --------

            ELECTRIC UTILITIES 0.6%
     7,600  NIPSO Industries, Inc.                                      204
                                                                   --------

            ELECTRICAL EQUIPMENT 0.6%
     2,000  Grainger (W.W.), Inc.                                       218
                                                                   --------

            ELECTRONICS 0.3%
     1,400  Hewlett-Packard Company                                     105
                                                                   --------

            ENTERTAINMENT & LEISURE 0.7%
     6,700  Hasbro, Inc.                                                247
                                                                   --------

            FINANCE 1.1%
     1,800  Household International, Inc.                               237
     2,500  The Travelers Group, Inc.                                   153
                                                                   --------
                                                                        390
                                                                   --------

            FINANCIAL SERVICES 1.3%
     5,200  Alliance Capital Management L.P.                            138
     2,900  Federal National Mortgage Association                       174
     1,800  MBIA, Inc.                                                  134
                                                                   --------
                                                                        446
                                                                   --------

            HEALTH CARE SERVICES & SUPPLIES 1.2%
     2,300  Warner-Lambert Company                                      435
                                                                   --------

            INSURANCE 1.2%
     9,100  ReliaStar Financial Corporation                             411
                                                                   --------

            MULTI-INDUSTRY 2.2%
     1,900  Harsco Corporation                                           87
    11,900  Tyco International, Ltd.                                    648
                                                                   --------
                                                                        735
                                                                   --------
            NATURAL GAS 0.6%
     3,900  Enron Corporation                                           192
                                                                   --------

            OIL - DOMESTIC 0.5%
     3,300  Phillips Petroleum Company                                  164
                                                                   --------

            OIL - INTERNATIONAL 0.8%
     3,300  Mobil Corporation                                           261
                                                                   --------


                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

    Number                                                         Market
      of                                                           Value
    Shares                                                     (in thousands)
   ---------                                                   --------------

            OIL & GAS SERVICES 0.6%
     2,600  Schlumberger, Ltd.                                      $   215
                                                                   --------

            PAPER & FOREST PRODUCTS 0.3%
     2,100  Kimberly-Clark Corporation                                  106
                                                                   --------

            PRINTING & PUBLISHING 0.8%
     1,100  Houghton Mifflin Company                                     36
     3,100  McGraw-Hill, Inc.                                           240
                                                                   --------
                                                                        276
                                                                   --------

            PRODUCTION 0.8%
     6,800  Dover Corporation                                           269
                                                                   --------

            REAL ESTATE INVESTMENT TRUSTS (REIT'S) 1.8%
       170  Bay Apartment Communities, Inc.                               6
     2,900  Boston Properties, Inc.                                      96
     6,200  CCA Prison Realty Trust                                     220
     4,000  Post Properties, Inc.                                       163
     5,183  Security Capital Industrial                                 127
                                                                   --------
                                                                        612
                                                                   --------

            RETAIL 1.9%
    11,205  Gap, Inc.                                                   576
     1,900  Hannaford Brothers Company                                   84
                                                                   --------
                                                                        660
                                                                   --------
            TELECOMMUNICATIONS 1.4%
     2,700  GTE Corporation                                             158
     4,350  Lucent Technologies, Inc.                                   331
                                                                   --------
                                                                        489
                                                                   --------

            TEXTILES & APPAREL 1.9%
     3,800  CVS Corporation                                            280
     2,600  Liz Claiborne, Inc.                                        128
     5,700  Warnaco Group - Class A                                    241
                                                                  --------
                                                                       649
                                                                  --------

            TRANSPORTATION 0.4%
     9,900  Laidlaw, Inc. - Class B                                    138
                                                                  --------

            Total Common Stock (Cost $13,124)                       15,149
                                                                  --------

            PREFERRED STOCK 1.5%
            COMPUTERS 0.4%
     1,400  MicroSoft Corporation
               (convertible to MicroSoft Corp. common stock)           130
                                                                  --------

            FINANCIAL SERVICES 1.1%
     1,600  PLC Capital Trust II
               (convertible to Protective Life Corporation
               common stock)                                           100
     4,100  Salomon, Inc.
               (convertible to Cincinnati Bell, Inc.
               common stock)                                           282
                                                                  --------
                                                                       382
                                                                  --------

            Total Preferred Stock (Cost $438)                          512
                                                                  --------



   Number                                                          Market
  of Shares                                                        Value
(in thousands)                                                 (in thousands)
--------------                                                 -------------

            LONG-TERM INVESTMENTS 47.7%
            CORPORATE CONVERTIBLE BONDS 2.1%
         5  DECS Trust II,
               6.875%, 11/15/00 (convertible to Royal
               Group Technologies common stock)                     $  146

         2  Merrill Lynch Strypes,
               6.50%, 8/15/98 (convertible to MGIC
               Investment Corporation common stock)                    263

   Principal
    Amount
(in thousands)
 -------------

      $200  Federated Department Stores,
               5.00%, 10/01/03 (convertible to Federated
               Department Stores, Inc. common stock)                   299
                                                                  --------
                                                                       708
                                                                  --------

            ASSET-BACKED SECURITIES 5.8%
            AUTO LOAN RECEIVABLES 1.5%
            Banc One Auto Grantor Trust,
       212     Series 1997-A, Class A, 6.27%, 11/20/03                 213
            Chase Manhattan Auto Owner Trust,
       300     Series 1997-B, Class A5, 6.60%, 3/15/02                 305
                                                                  --------
                                                                       518
                                                                  --------

            CREDIT CARD RECEIVABLES 3.4%
            Chemical Master Credit Card Trust I,
       250     Series 1995-2, Class A, 6.23%, 6/15/03                  252
            Citibank Credit Card Master Trust I, Principal Only,
       300     Series 1996-1, Class A, 0.00%, 2/07/03                  255
            First Chicago Master Trust II,
       250     Series 1994-L, Class A, 7.15%, 2/15/00                  253
            Sears Credit Account Master Trust,
       400     Series 1995-2, Class A, 8.10%, 6/15/04                  413
                                                                  --------
                                                                     1,173
                                                                  --------

            HOME EQUITY LOAN RECEIVABLES 0.9%
            Green Tree Financial Corporation,
       200     Series 1996-9, Class A3, 6.41%, 1/15/28                 201
            Security Pacific Home Equity Loan
               Subordinated Notes,
       105     9.75%, 5/15/99                                          109
                                                                  --------
                                                                       310
                                                                  --------

            CORPORATE BONDS 12.3%
            Associates Corporation of North America
               Senior Notes,
       150     7.50%, 4/15/02                                          157
            Bank of New York Subordinated Notes,
       150     7.875%, 11/15/02                                        160
            BankAmerica Corporation Subordinated Notes,
       185     9.20%, 5/15/03                                          208
            Bankers Trust - NY, Debentures,
       200     9.50%, 6/14/00                                          213
            Barclays American Corp. Debentures,
       300     9.75%, 5/15/21                                          340


                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

   Principal                                                     Market
    Amount                                                        Value
(in thousands)                                               (in thousands)
 -------------                                                -------------

            CORPORATE BONDS 12.3% (CONT.)
            Bear Stearns Company Notes,
      $100     6.50%, 6/15/00                                       $  101
            Chase Manhattan Corporation Subordinated Notes,
       200     9.75%, 11/01/01                                         222
            Chrysler Financial Corporation Debentures,
       100     12.75%, 11/01/99                                        109
            Citicorp Subordinated Notes,
       100     9.50%, 2/01/02                                          111
            Continental Cablevision, Inc. Debentures,
       100     9.50%, 8/01/13                                          117
            Jack Eckerd Corporation Senior Subordinated Notes,
       151     9.25%, 2/15/04                                          161
            Federal Express Corporation Notes,
       180     9.65%, 6/15/12                                          232
            Ford Motor Credit Co. Debentures,
        50     9.50%, 9/15/11                                           63
            General Motors Corp. Debentures,
       170     9.125%, 7/15/01                                         185
            Household Finance Corp. Debentures,
       250     9.55%, 4/01/00                                          265
            Lehman Brothers, Inc. Senior Subordinated Notes,
       300     9.875%, 10/15/00                                        324
            Midlantic Corporation Subordinated Notes,
       180     9.20%, 8/01/01                                          195
            Morgan Stanley Group Debentures,
       300     8.875%, 10/15/01                                        324
            National Westminster Bank PLC Debentures,
       300     9.375%, 11/15/03                                        343
            Paine Webber Group, Inc. Subordinated Notes,
       200     7.75%, 9/01/02                                          210
            Salomon, Inc. Notes,
       200     7.00%, 6/15/03                                          205
                                                                  --------
                                                                     4,245
                                                                  --------

            INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) 1.9%
            Ford Capital BV Debentures,
       150     9.50%, 6/01/10                                          185
            Korea Development Bank Bonds,
        65     7.125%, 9/17/01                                          61
            Norsk Hydro A/S Debentures,
        50     9.00%, 4/15/12                                           60
            Quebec (Province of) Local Government Guarantee,
        50     11.00%, 6/15/15                                          56
            Sweden (Kingdom of) Debentures,
       180     12.00%, 2/01/10                                         262
            Wharf Capital International Ltd.
               Company Guarantee,
        50     7.625%, 3/13/07                                          43
                                                                  --------
                                                                       667
                                                                  --------



   Principal                                                     Market
    Amount                                                        Value
(in thousands)                                               (in thousands)
 -------------                                                -------------

            U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES 2.8%
            Federal Home Loan Mortgage Corporation (FHLMC)
             Real Estate Mortgage Investment Conduit (REMIC),
    $  142     Series 1201, Class E, 7.40%, 12/15/21               $   145
            Federal National Mortgage Association (FNMA)
             Real Estate Mortgage Investment Conduit (REMIC):
       200     Series 1993-37, Class B, 7.00%, 7/25/02                 203
        87     Series 1989-2, Class D, 8.80%, 1/25/19                   91
       128     Series 1990-89, Class K, 6.50%, 7/25/20                 128
       246     Series 1991-147, Class K, 7.00%, 1/25/21                248
            Government National Mortgage Association (GNMA)
             Real Estate Mortgage Investment Conduit (REMIC),
       142     Series 3, Class F, 6.50%, 6/17/20                       143
                                                                  --------
                                                                       958
                                                                  --------

            U.S. TREASURY OBLIGATIONS 22.8%
            U.S. Treasury Bonds,
     3,150     10.75%, 8/15/05                                       4,071
            U.S. Treasury Notes,
     3,700     6.625%, 7/31/01                                       3,805
                                                                  --------
                                                                     7,876
                                                                  --------

            Total Long-Term Investments (Cost $16,191)              16,455
                                                                  --------

     Number
   of Shares
 (in thousands)
 --------------
            SHORT-TERM INVESTMENTS 6.3%
            INVESTMENT COMPANIES 6.3%
       527  Financial Square Prime Obligation Fund                     527
     1,645  Short-Term Investments Co. Liquid
               Assets Portfolio                                      1,645
                                                                  --------

            Total Short-Term Investments (Cost $2,172)               2,172
                                                                  --------

            Total Investments (Cost $31,925) 99.5%                  34,288
                                                                  --------

            Other Assets, less Liabilities 0.5%                        184
                                                                  --------

            TOTAL NET ASSETS 100.0%                                $34,472
                                                                  ========


                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

BALANCED INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
   Firstar Funds, Inc. (the "Company") was incorporated on February
15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Balanced Income Fund (the "Fund") is a separate, diversified investment portfolio of the Company. The Fund commenced operations on December 1, 1997. The objective of the Balanced Income Fund is to seek current income and the preservation of capital through investment in a balanced portfolio of dividend paying equity and fixed income securities.

   The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares, aggregating $47, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The Company has issued two classes of Fund shares:Series A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 4% of the offering price or 4.16% of the net asset value. Each class of shares has identical rights and privileges except with respect to service organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and other assets are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to distribute substantially all of its taxable income to shareowners. The Fund intends to continue to so comply in future years.

c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

e) When-Issued Securities - The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash, cash equivalents, or other high-quality liquid securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent reporting and tax differences be reclassified.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

3. CAPITAL SHARE TRANSACTIONS
   Transactions in capital shares for the Fund, in thousands, were as follows:

December 1, 1997 through April 30, 1998:

                              Series A                Series Institutional
                       ----------------------        ----------------------
                        Amount         Shares         Amount         Shares
                        ------         ------         ------         ------
Shares sold             $3,688            344        $30,617          3,015
Shares issued to
  owners in
  reinvestment
  of dividends              13              1             10              1
Shares redeemed          (272)           (25)        (2,152)          (202)
                       -------        -------        -------        -------
Net increase            $3,429            320        $28,475          2,814
                       =======        =======        =======        =======

4. INVESTMENT TRANSACTIONS
   Purchases and sales of securities for the period December 1, 1997 through April 30, 1998 (excluding short-term investments), in thousands, were as follows:

Purchases:
   U.S. Government              $ 13,676
   Other                          17,682
Sales:
   U.S. Government                 5,795
   Other                           4,668


   At April 30, 1998, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

Appreciation                      $6,904
(Depreciation)                      (62)
                                  ------
Net unrealized appreciation
   on investments                 $6,842
                                  ======
At April 30, 1998, the cost of investments, in thousands, for federal income tax purposes was $27,446.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. For the period ended April 30, 1998, $76 in advisory fees, in thousands, were voluntarily waived for the Fund.

   Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the period ended April 30, 1998, $9 of administration fees, in thousands, were voluntarily waived for the Fund.

   The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Fund up to an annual rate of 0.25% of the average daily net asset value of the Series A Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Fund Series A Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Fund; and providing information periodically to customers showing their positions in Fund Series A shares. Service Organization fees, in thousands, incurred by the Fund aggregated $1 for the period ended April 30, 1998.

   Each director of the Company who is not affiliated with FIRMCO receives a fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.

FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- INVESTMENT SPECIALISTS WHO ARE REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.


TO OPEN AN ACCOUNT OR REQUEST INFORMATION
1-800-982-8909
1-414-287-3710

FOR ACCOUNT BALANCES AND INVESTOR SERVICES
1-800-228-1024
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM


                                                   TO GET THERE, START HERE.(SM)

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

                                                              FORM #40-0250 6/98